Commitments, Guarantees and Contingent Liabilities (Tables)	6 Months Ended
Sep. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2026 and September 30, 2026, the amounts due are as follows:

	Millions of yen
	March 31, 2026	September 30, 2026
Within one year	¥7,832	¥7,874
More than one year	7,553	5,150

Total	¥15,385	¥13,024

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2026 and September 30, 2026:

	March 31, 2026			September 30, 2026
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥612,967	¥5,953	2033	¥617,180	¥6,143	2033
Transferred loans	609,536	13,760	2062	609,236	14,183	2067
Real estate loans*	6,524	0	Undetermined	1,988	0	2045
Other	18,225	0	2043	19,318	0	2055

Total	¥1,247,252	¥19,713	—	¥1,247,722	¥20,326	—

*
The maturity of the longest contract of the real estate loan guarantee contracts as of March 31, 2026 is not determinable, as the timing of completion of the mortgage registration cannot be determined.

Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions
Collateral—Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2026 and September 30, 2026:

	Millions of yen
	March 31, 2026	September 30, 2026
Finance lease receivables, loans and investment in operating leases	¥201,058	¥208,232
Investment in securities	118,860	97,171
Property under facility operations	313,841	319,928
Other assets and other	145,612	129,419

Total	¥779,371	¥754,750